Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	£ 2,556	£ 2,407
Derivative financial liabilities	1,543	951
Fair value
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	2,556	2,407
Derivative financial liabilities	1,543	£ 951
Fair value | Group Entities
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1,245		£ 1,319
Derivative financial liabilities	£ 216		£ 207